Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information

Rubico Inc. (“Rubico”) was formed by Top Ships Inc. (the “Former Parent”) on August 11, 2022 under the laws of the Republic of the Marshall Islands to serve as the holding company of Roman Empire Inc. and Athenean Empire Inc. The Former Parent contributed to Rubico Inc. its 100% interest in Roman Empire Inc. and Athenean Empire Inc. that own two 157,000 dwt Suezmax tankers, the M/T Eco West Coast and the M/T Eco Malibu, built in March and May 2021, respectively. Both vessels are time chartered to Clearlake Shipping Pte Ltd.

The contribution was completed on August 1, 2025 (spin-off date) and 52 Common Shares and 100,000 from a new series of preferred shares, the Series D Preferred shares (the “Spin-off”) were issued. The contribution of Common Shares was pro rata to the beneficial holders of the Former Parent’s outstanding common shares and to beneficial holders of the Former Parent’s outstanding common stock purchase warrants on an as-exercised basis as of June 16, 2025, the record date of the Spin-Off. 100,000 Series D perpetual Preferred shares were contributed to the holder of the Series D perpetual preferred shares (the “Series D preferred shares”) of the Former Parent to mirror the rights of the Series D preferred shares of the Former Parent. The holder of the Series D preferred shares of the Former Parent is the Lax Trust, which is an irrevocable trust established for the benefit of certain family members of the President, Chief Executive Officer and Director of the Former Parent, Mr. Evangelos J. Pistiolis.

The accompanying interim unaudited condensed consolidated financial statements include the accounts of Rubico Inc. and its subsidiaries (collectively, the “Company”). Roman Empire Inc. and Athenean Empire Inc. have been accounted for using the historical carrying costs of their assets and liabilities from their dates of incorporation. For periods up to August 1, 2025, the accompanying unaudited interim condensed consolidated financial statements reflect the financial position and results of the carve-out operations of Roman Empire Inc., Athenean Empire Inc. and Rubico.

The Company is a global provider of shipping transportation services specializing in the ownership and operation of tanker vessels.

The Company’s vessels are managed by Central Shipping Inc. (“CSI”), a related party affiliated with the family of Evangelos J. Pistiolis, the Former Parent’s Chief Executive Officer, Director and President.

As of June 30, 2026, the Company was the sole owner of all outstanding shares of the following subsidiary companies:

Wholly owned Shipowning Companies (“SPC”) during six month period ended June 30, 2026	Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
Roman Empire Inc.	February 2020	Marshall Islands	Eco West Coast	March 2021
Athenean Empire Inc.	February 2020	Marshall Islands	Eco Malibu	May 2021

Wholly owned SPCs with vessels under construction during the period ended June 30, 2026	Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
Roman Explorer Inc.	September 2023	Marshall Islands	Hull No 158	Q2 2027
Roman Shark IX Inc.	January 2026	Marshall Islands	Hull No. 25110062	Q4 2029

On December 4, 2025, the Company entered into a letter of intent (“LOI”) relating to the prospective purchase from the Former Parent of Roman Explorer Inc., a company that owns a contract for the construction of mega yacht M/Y Sanlorenzo “1150 Exp” with hull number 158 (the “Newbuilding Yacht”), whereby the Former Parent was precluded from marketing or selling the Newbuilding Yacht until March 31, 2026. The consideration for the LOI was $4,000 (“LOI advance”) and it was netted-off against the New Yacht Consideration (see below). The consideration was refundable in case the Company elected not to proceed with the acquisition of Roman Explorer Inc. The Company on December 31, 2025 (the “Newbuilding Yacht SPA signing date”) entered into a sales and purchase agreement (“SPA”) for the purchase from the Former Parent of Roman Explorer Inc. for a Consideration of $38,000 (the “New Yacht Consideration”). On the Newbuilding Yacht SPA signing date, the Company settled $19,500 of the New Yacht Consideration by netting-off the LOI advance and by paying $15,500. The amount of $19,500 was presented under “Advances for asset acquisitions to related party” in the consolidated balance sheets as of December 31, 2025 (see Note 5). On March 31, 2026, the Newbuilding Yacht SPA was consummated and the Newbuilding Yacht was transferred to Rubico Inc. During the six-month period ended June 30, 2026 the Company has fully settled the New Yacht Consideration by paying the remaining amount of $18,500. In connection with the signing of the Newbuilding Yacht SPA, the Company was charged with $432 from CSI as a newbuilding monitoring fee (see Note 4). The net assets of Roman Explorer Inc. as of March 31, 2026 amounted to $18,304 and substantially related to advances paid for the Newbuilding Yacht. The abovementioned transaction was approved by a special committee of the Company’s board of directors (the “Special Committee”), of which all of the directors were independent. The Special Committee obtained a fairness opinion relating to the consideration of the transaction from an independent financial advisor.

On February 20, 2026, the Company entered into a share purchase agreement (the “Newbuilding MR SPA”) with Central Mare Inc. (“Central Mare”), a related party affiliated with the family of Mr. Evangelos J. Pistiolis, to purchase the shares of Roman Shark IX Inc. (the “Newbuilding MR SPV”) that has entered into a shipbuilding contract, dated February 3, 2026, with Guangzhou Shipyard International Company Limited and China Shipbuilding Trading Co., Ltd. for the purchase of a 47,499 dwt chemical/product oil carrier (the “Newbuilding MR Tanker”). The Newbuilding MR Tanker is scheduled for delivery in the fourth quarter of 2029. The Newbuilding MR SPA was consummated on March 18, 2026. The purchase price for the Newbuilding MR SPV was $4,236 and was settled through the issuance of 4,236 Series G convertible perpetual preferred shares (“Series G Preferred Shares”, see Note 11), as contemplated in the Newbuilding MR SPA, pursuant to which under certain circumstances Central Mare could demand payment of instalments in the form of newly issued Series G Preferred Shares. Central Mare has also secured time charter employment with Trafigura Maritime Logistics Pte Ltd (“Trafigura”) for the Newbuilding MR Tanker, starting from the vessel’s delivery and for a firm duration of seven years, with a charterer’s option to extend for four additional years. As a condition to closing of the acquisition of the Newbuilding MR SPV, Central Mare has also arranged for a lease financing agreement that the Newbuilding MR SPV has entered into on March 9, 2026 with Agricultural Bank of China Financial Leasing (“ABCFL”). This lease financing agreement is for an aggregate amount of 85% of the instalments payable under the shipbuilding contract (see Note 7). The aggregate amount of instalments payable under the shipbuilding contract is $45,200. The financing bears an effective interest rate of Term SOFR plus a margin of 1.80%. Under the financing, upon delivery of the Newbuilding MR Tanker the Company will make quarterly instalment payments of $506 over a period of 10 years with a purchase obligation of $18,200 payable together with the last instalment.

The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer. The consideration given in excess of the historical carrying value of the net assets acquired is presented as Excess of consideration over acquired assets in the Company’s unaudited interim condensed consolidated statements of mezzanine and stockholders’ equity for the six months ended June 30, 2026. This excess of $23,932 was recorded as a $24,335 reduction to additional paid-in capital, net of $403 of accumulated other comprehensive income of  Roman Explorer Inc. carried over at the date of transfer. An analysis of the Excess consideration over acquired assets is presented in the table below:

As of June 30,	2026
Consideration	42,236
Less: Carrying value of net assets of companies acquired	(18,304)
Excess consideration over acquired assets	23,932

Our historical and interim results of operations may not be indicative of the results that may be achieved for fiscal year ending December 31, 2026 or any future period. The unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.